SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

The Group has three reportable segments.

i.	Real estate: Provision of real estate-related services, such as design and renovation, and real estate development in Japan
ii.	Hotel: Hotel management and accommodation in Japan and Vietnam
iii.	Other: Additional services such as the sale of housing equipment and materials, restaurant operation, and information technology consulting in Japan

The following table shows information by reportable segment for the years ended March 31, 2025, 2024 and 2023:

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2025
Net sales:
External customers	¥18,819,041	¥1,248,784	¥583,091	-	¥20,650,916
Intersegment	21,920	21,725	183,549	¥(227,194)	-
Total	18,840,961	1,270,509	766,640	(227,194)	20,650,916
Cost of revenues	(15,578,567)	(1,112,486)	(562,360)	161,767	(17,091,646)
Operating expenses	(1,257,330)	(94,807)	(303,413)	(561,204)	(2,216,754)
Operating income (loss)	2,005,064	63,216	(99,133)	(626,631)	1,342,516
Other income (expenses)	(194,243)	428	(5,541)	5,084	(194,272)
Income (loss) before income taxes	1,810,821	63,644	(104,674)	(621,547)	1,148,244
Depreciation and amortization	(15,493)	(36,956)	(40,951)	(50,687)	(144,087)
Capital expenditures	¥753	¥18,192	¥15,244	¥3,275	¥37,464

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2025
Total assets	15,409,857	3,894,723	344,032	2,835,576	22,484,188

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2024
Net sales:
External customers	¥12,411,288	¥1,044,267	¥666,285	-	¥14,121,840
Intersegment	8,372	25,533	195,279	¥(229,184)	-
Total	12,419,660	1,069,800	861,564	(229,184)	14,121,840
Cost of revenues	(10,016,902)	(1,010,546)	(656,008)	213,505	(11,469,951)
Operating expenses	(1,104,605)	(58,665)	(206,369)	(343,749)	(1,713,388)
Operating income (loss)	1,298,153	589	(813)	(359,428)	938,501
Other income (expenses)	(410,533)	968	(8,973)	(4)	(418,542)
Income (loss) before income taxes	887,620	1,557	(9,786)	(359,432)	519,959
Depreciation and amortization	(22,440)	(47,930)	(6,126)	(10,531)	(87,027)
Capital expenditures	¥2,345	¥6,650	¥32,345	¥805	¥42,145

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2024
Total assets	15,431,997	4,254,136	970,973	553,162	21,210,268

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
March 31, 2023
Net sales:
External customers	¥11,953,866	¥690,682	¥619,860	-	¥13,264,408
Intersegment	39,956	25,671	205,010	¥(270,637)	-
Total	11,993,822	716,353	824,870	(270,637)	13,264,408
Cost of revenues	(9,450,520)	(861,328)	(677,855)	244,777	(10,744,926)
Operating expenses	(986,260)	(69,982)	(189,467)	(356,918)	(1,602,627)
Operating income (loss)	1,557,042	(214,957)	(42,452)	(382,778)	916,855
Other expenses	(304,422)	(983)	(4,391)	(1,892)	(311,688)
Income (loss) before income taxes	1,252,620	(215,940)	(46,843)	(384,670)	605,167
Depreciation and amortization	(11,729)	(45,277)	(13,586)	(11,049)	(81,641)
Capital expenditures	¥3,091	¥21,290	¥598	¥-	¥24,979

	Thousands of Yen
	Real estate	Hotel	Others	Reconciling Items	Consolidated
As of March 31, 2023
Total assets	12,052,222	4,580,947	1,025,861	639,254	18,298,284

Reconciling items include elimination of intersegment transactions, corporate expenses and corporate assets. Corporate expenses, included in reconciling items for the year ended March 31, 2025, 2024 and 2023 amounted to ¥561,204 thousand, ¥343,749 thousand and ¥356,918 thousand, respectively, which consist of certain directors compensation. Segment assets are based on those directly associated with each segment. Corporate assets primarily consist of cash and deposits and corporate properties. Capital expenditures represent the additions to property and equipment measured on an accrual basis.